Segment data - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Unallocated Amount to Segment USD ($)	Mar. 31, 2013 Unallocated Amount to Segment JPY (¥)	Mar. 31, 2012 Unallocated Amount to Segment JPY (¥)	Mar. 31, 2011 Unallocated Amount to Segment JPY (¥)
Segment Reporting Disclosure [Line Items]
Total assets	$ 377,281	¥ 35,483,317	¥ 30,650,965	¥ 29,818,166	$ 59,542	¥ 5,599,970	¥ 4,749,259	¥ 4,613,672